Investment Risks - Soundwatch Hedged Equity Fund	Feb. 28, 2026
Cybersecurity Risk Member
Prospectus [Line Items]
Risk [Text Block]
Cybersecurity Risk. Cybersecurity incidents may allow an unauthorized party to gain access to Fund assets, customer data (including private shareholder information), or proprietary information, or cause the Fund, the Advisor and/or its other service providers (including, but not limited to, fund accountants, custodians, sub-
custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or lose operational functionality.
Equity Index Futures Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Index Futures Risk. Equity index futures contracts can be used to create or hedge exposure to the markets represented by a stock index. The purchaser of an equity index future buys the right to receive a payment corresponding to any increase in the value of the referenced index as of a specified future date and incurs the obligation to make a payment corresponding to any decrease in the value of the referenced index as of such date.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. The risks that could affect the value of the Fund’s shares and the total return on your investment include the possibility that the equity securities held by the Fund will experience sudden, unpredictable drops in value or long periods of decline in value.

Options Risk Member
Prospectus [Line Items]
Risk [Text Block]
Options Risk. Options are complex derivatives that involve risks that are not suitable for everyone. Options trading can be speculative in nature and carry substantial risk of loss. Options may be subject to greater fluctuations in value than an investment in the underlying securities. There are significant differences between securities and options that could result in an imperfect correlation between markets, causing a given transaction not to achieve its objectives. Options may also be illiquid and the Fund may have difficulty closing out its position prior to expiration.
◦Protective Put Option Risk. A put option gives the purchaser of the option, upon payment of a premium, the right (but not the obligation) to sell, and the writer of the option, the obligation to buy the underlying security, index, currency or other instrument at a specified exercise price. When the Fund purchases a put option on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value.
◦Protective Put Spread Risk. When the Fund purchases a protective put spread on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value. The put spread also will not protect the entire loss of the security, but only in the amount equal to the value of the long put options less the value of the short put options.
◦Covered Call Option Risk. A covered call option, upon payment of a premium, gives the purchaser of the option the right (but not the obligation) to buy, and the seller the obligation to sell, the underlying instrument, which the seller owns, at a specified exercise price. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying securities above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
◦Call Spread Writing Risk. By writing call spreads (or put spreads) in return for the receipt of premiums, the Fund will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time.

Options Risk, Protective Put Option Risk Member
Prospectus [Line Items]
Risk [Text Block]	Protective Put Option Risk. A put option gives the purchaser of the option, upon payment of a premium, the right (but not the obligation) to sell, and the writer of the option, the obligation to buy the underlying security, index, currency or other instrument at a specified exercise price. When the Fund purchases a put option on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value.
Options Risk, Protective Put Spread Risk Member
Prospectus [Line Items]
Risk [Text Block]	Protective Put Spread Risk. When the Fund purchases a protective put spread on a security or index, it may lose the entire premium paid if the underlying security or index does not decrease in value. The put spread also will not protect the entire loss of the security, but only in the amount equal to the value of the long put options less the value of the short put options.
Options Risk, Covered Call Option Risk Member
Prospectus [Line Items]
Risk [Text Block]	Covered Call Option Risk. A covered call option, upon payment of a premium, gives the purchaser of the option the right (but not the obligation) to buy, and the seller the obligation to sell, the underlying instrument, which the seller owns, at a specified exercise price. By writing covered call options in return for the receipt of premiums, the Fund will give up the opportunity to benefit from potential increases in the value of the underlying securities above the exercise prices of the written options, but will continue to bear the risk of declines in the value of such securities. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time. If trading is suspended, the Fund may be unable to write options at times that may be desirable or advantageous to the Fund to do so.
Options Risk, Call Spread Writing Risk Member
Prospectus [Line Items]
Risk [Text Block]	Call Spread Writing Risk. By writing call spreads (or put spreads) in return for the receipt of premiums, the Fund will give up some of the opportunity to benefit from potential increases (or decreases) in the value of the underlying securities above (or below the exercise prices) of the written options. The premiums received from the options may not be sufficient to offset any losses sustained from the volatility of the underlying securities over time.
Large-Capitalization Companies Risk Member
Prospectus [Line Items]
Risk [Text Block]
Large-Capitalization Companies Risk. Large-capitalization stocks can perform differently from other segments of the equity market or the equity market as a whole. Large-capitalization companies may be less flexible in evolving markets or unable to implement change as quickly as smaller-capitalization companies.

ETF Risk Member
Prospectus [Line Items]
Risk [Text Block]
ETF Risk. The Fund is an ETF and, as a result of an ETF’s structure, it is exposed to the following risks:
◦Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
◦Cash Redemption Risk. Though the Fund primarily effects creation transactions in-kind, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Cash redemptions could also cause the Fund to incur brokerage costs it might not have incurred if it made a redemption in-kind. To the extent that the transaction fees paid by APs for redemptions of creation units are insufficient to offset the brokerage and capital gains costs, such costs would be imposed on the Fund and would decrease the Fund’s NAV.
◦Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. In addition, investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant and the bid-ask spread could widen.
◦Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.

ETF Risk, Authorized Participants, Market Makers, And Liquidity Providers Concentration Risk Member
Prospectus [Line Items]
Risk [Text Block]	Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants (“APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent that (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform such functions, shares may trade at a material discount to net asset value (“NAV”), the bid-ask spread could widen, and shares could face trading halts and/or delisting.
ETF Risk, Cash Redemption Risk Member
Prospectus [Line Items]
Risk [Text Block]	Cash Redemption Risk. Though the Fund primarily effects creation transactions in-kind, the Fund’s investment strategy may require it to redeem shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., TBA transactions, short positions, derivative instruments, and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to realize a capital gain that it might not have realized if it had made a redemption in-kind. As a result, the Fund may pay out higher annual capital gain distributions than if the in-kind redemption process was used. Cash redemptions could also cause the Fund to incur brokerage costs it might not have incurred if it made a redemption in-kind. To the extent that the transaction fees paid by APs for redemptions of creation units are insufficient to offset the brokerage and capital gains costs, such costs would be imposed on the Fund and would decrease the Fund’s NAV.
ETF Risk, Costs Of Buying Or Selling Fund Shares Member
Prospectus [Line Items]
Risk [Text Block]	Costs of Buying or Selling Fund Shares. Due to the costs of buying or selling shares, including brokerage commissions imposed by brokers, frequent trading of shares may significantly reduce investment results and an investment in shares may not be advisable for investors who anticipate regularly making small investments.
ETF Risk, Fund Shares May Trade At Prices Other Than NAV Member
Prospectus [Line Items]
Risk [Text Block]
◦Shares May Trade at Prices Other Than NAV. As with all ETFs, shares may be bought and sold in the secondary market at market prices. As a result, investors in the Fund may pay significantly more or receive significantly less for shares than the Fund’s NAV. In addition, investors may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase shares (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market (the “bid-ask spread”).
Although it is expected that the market price of shares will approximate the Fund’s NAV, there may be times when the market price of shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for shares in the secondary market, in which case such premiums or discounts may be significant and the bid-ask spread could widen.

ETF Risk, Trader Member
Prospectus [Line Items]
Risk [Text Block]	Trading. Although shares are listed for trading on the Cboe BZX Exchange, Inc. (the “Exchange”) and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for such shares will develop or be maintained. In stressed market conditions, the liquidity of shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than shares. This could lead to the Fund’s shares trading at a price that is higher or lower than the Fund’s NAV.
Underlying ETF Investment Risk Member
Prospectus [Line Items]
Risk [Text Block]
Underlying ETF Investment Risk. When the Fund invests in an ETF, it will bear additional expenses based on its pro rata share of the ETF’s operating expenses, including its management fees. The risk of owning an ETF generally reflects the risks of owning the underlying securities that the ETF holds as well as the risks associated with the structure and operation of an ETF described above. The Fund also will incur brokerage costs when it purchases ETFs. The shares of an ETF trade on an exchange and may trade below their NAV or at a discount, which may adversely affect the Fund’s performance.

Implied Volatility Risk Member
Prospectus [Line Items]
Risk [Text Block]
Implied Volatility Risk. When the Fund sells an option, it gains the amount of the premium it receives, but also incurs a liability representing the value of the option it has sold until the option is either exercised and finishes “in the money,” meaning it has value and can be sold, or the option expires worthless, or the expiration of the option is “rolled,” or extended forward. The value of the options in which the Fund invests is based partly on the volatility used by market participants to price such options (i.e., implied volatility). Accordingly, increases in the implied volatility of such options will cause the value of such options to increase (even if the prices of the options’ underlying stocks do not change), which will result in a corresponding increase in the liabilities of the Fund under such options and thus decrease the Fund’s NAV.

Leverage Risk Member
Prospectus [Line Items]
Risk [Text Block]
Leverage Risk. Certain derivative instruments provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through purchasing derivative instruments, the Fund has the risk of losing more than its original investment. The NAV of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Management Risk Member
Prospectus [Line Items]
Risk [Text Block]
Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Advisor’s success or failure to implement investment strategies for the Fund. Investment decisions made by the Advisor in implementing these investment strategies may not produce the returns expected by the Advisor, may cause the Fund’s shares to lose value, or may cause the Fund to underperform other funds with similar investment objectives. The Advisor’s assessment of the value of a holding and its future value may prove to be incorrect and a holding’s market price may not move in the manner anticipated by the Advisor.

Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. Financial market risks affect the value of individual instruments in which the Fund invests. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money. Factors such as economic growth and market conditions, interest rates, and political events affect the markets. Periods of market volatility may occur in response to local, regional, and global market events and other economic, political, and global macro factors (for example, a global pandemic, government deficits and debt, military conflicts, inflation, tariffs, sanctions, and recessions). These and other events could be prolonged and could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.
Models And Data Risk Member
Prospectus [Line Items]
Risk [Text Block]
Models and Data Risk. When models and data prove to be incorrect or incomplete, any decisions made in reliance thereon expose the Fund to potential risks such as incorrect prediction of future behavior, unexpected results that could lead to losses for the Fund. The success of relying historical data provided by third parties may depend heavily on the accuracy and reliability of the supplied historical data.

Tax Risk Member
Prospectus [Line Items]
Risk [Text Block]
Tax Risk. The writing of call options by the Fund may significantly reduce or eliminate its ability to make distributions eligible to be treated as qualified dividend income. Covered call options may also be subject to the federal tax rules applicable to straddles under the Internal Revenue Code of 1986, as amended (the “Code”). If positions held by the Fund were treated as “straddles” for federal income tax purposes, or the Fund’s risk of loss with respect to a position was otherwise diminished as set forth in Treasury regulations, dividends on stocks that are a part of such positions would not constitute qualified dividend income subject to such favorable income tax treatment. Instead, such dividends would be treated as ordinary income, subject to ordinary income tax rates. In addition, generally, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.